26. Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rent expense	$ 1,133	$ 1,301	$ 1,210
Other commitment	6,617	22,071
Employment Contracts [Member]
Litigation reserve	$ 1,323	$ 800